EQUITY (Details 2) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 12, 2013	Dec. 31, 2013 Equity Incentives Plan Two [Member]	Dec. 31, 2012 Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number of Options, Outstanding			700,903	653,896
Number of Options, Granted	1,285,595		334,161	71,000
Number of Options, Exercised	93,805		0	660
Number of Options, Forfeited or Expired	208,810		52,084	23,333
Number of Options, Outstanding	982,980		982,980	700,903
Number of Options, Exercisable			571,261	513,603
Weighted Average Exercise Price Outstanding		$ 35.00	$ 38.15	$ 39.90
Weighted Average Exercise Price, Granted			$ 2.43	$ 16.45
Weighted Average Exercise Price, Exercised			$ 0	$ 7.70
Weighted Average Exercise Price, Forfeited or Expired			$ 13.16	$ 22.40
Weighted Average Exercise Price, Outstanding	$ 8.75	$ 35.00	$ 28.05	$ 38.15
Weighted Average Exercise Price, Exercisable			$ 44.79	$ 47.60